Average Annual Total Returns - AB Discovery Value Fund	Feb. 26, 2021
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	4.88%
5 Years	9.43%
10 Years	9.33%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.99%	[1]
5 Years	13.64%	[1]
10 Years	11.97%	[1]
Class A
Average Annual Return:
1 Year	(1.25%)	[2]
5 Years	7.03%	[2]
10 Years	7.86%	[2]
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(1.38%)	[2]
5 Years	5.77%	[2]
10 Years	6.26%	[2]
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.65%)	[2]
5 Years	5.41%	[2]
10 Years	6.06%	[2]
Class C
Average Annual Return:
1 Year	1.28%
5 Years	7.15%
10 Years	7.54%
Advisor Class
Average Annual Return:
1 Year	3.34%
5 Years	8.23%
10 Years	8.63%
Class R
Average Annual Return:
1 Year	2.67%
5 Years	7.54%
10 Years	7.95%
Class K
Average Annual Return:
1 Year	2.99%
5 Years	7.87%
10 Years	8.28%
Class I
Average Annual Return:
1 Year	3.35%
5 Years	8.25%
10 Years	8.64%
Class Z
Average Annual Return:
1 Year	3.45%	[3]
5 Years	8.32%	[3]
10 Years	8.74%	[3]
Inception Date	Oct. 15, 2013	[3]

[1]	The information for the Russell 2500™ Index is presented to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
[2]

After-tax returns:

– Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]

Inception date for Class Z shares is 10/15/13. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expense ratio of Class Z shares.